Note 10 - Options (Detail) - Stock Options Oustanding (USD $)				12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Under $2.50 [Member]	Nov. 30, 2012 $2.51 - $5.00 [Member]	Nov. 30, 2012 $7.51 - $10.00 [Member]	Nov. 30, 2012 $10.01 - $100.00 [Member]	Nov. 30, 2012 $300.00 - $500.00 [Member]	Nov. 30, 2012 $500.01 - $1,000.00 [Member]	Nov. 30, 2012 $1,000.01 - $1,500.00 [Member]
Number outstanding (in Shares)	4,139,059			0	4,094,833	0	36,032	3,971	4,190	33
Weighted average exercise price per share	$ 4.86			$ 0	$ 3.52	$ 0	$ 39.52	$ 331.15	$ 705.99	$ 1,149.13
Weighted average remaining contract life (years)				0 years	3 years 328 days	0 years	4 years 302 days	3 years 109 days	105 days	1 year 164 days
Weighted average grant due fair value				$ 0	$ 1.85	$ 0	$ 30.99	$ 223.52	$ 435.71	$ 709.18
Number exercisable (in Shares)	2,286,589	1,585,816	1,328,667	0	2,242,363	0	36,032	3,971	4,190	33
Options exercisable weighted average exercise price per share	$ 5.94	$ 7.11	$ 8.00	$ 0	$ 3.48	$ 0	$ 39.50	$ 331.15	$ 705.99	$ 1,149.13
Options exercisable weighted average grant date fair value	$ 3.55	$ 4.03	$ 4.45	$ 0	$ 1.89	$ 0	$ 30.99	$ 223.52	$ 435.71	$ 709.18